SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting Tables
Schedule of segment reporting

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended September 30, 2013
Interest income	$9,761	$12,120	$—	$4	$21,885
Interest expense	—	3,443	—	—	3,443

Net interest income	9,761	8,677	—	4	18,442
Impairment	—	—	—	—	—
Other income	20,853	11,213	24,129	—	56,195
Operating expenses	82	104	1	11,305	11,492

Net income (loss)	$30,532	$19,786	$24,128	$(11,301)	$63,145

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Nine Months Ended September 30, 2013
Interest income	$30,541	$30,492	$—	$42	$61,075
Interest expense	—	6,993	—	—	6,993

Net interest income	30,541	23,499	—	42	54,082
Impairment	—	3,756	—	—	3,756
Other income	85,640	11,271	60,293	—	157,204
Operating expenses	178	256	1,952	19,702	22,088

Net income (loss)	$116,003	$30,758	$58,341	$(19,660)	$185,442

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
September 30, 2013
Investments	$665,600	$1,894,260	$192,498	$—	$2,752,358
Cash and cash equivalents	—	—	—	172,203	172,203
Other assets	—	6,563	—	720	7,283

Total assets	665,600	1,900,823	192,498	172,923	2,931,844

Debt	—	1,467,934	—	—	1,467,934
Other liabilities	82	149,352	—	53,440	202,874

Total liabilities	82	1,617,286	—	53,440	1,670,808

GAAP book value	$665,518	$283,537	$192,498	$119,483	$1,261,036

Investments in equity method investees	$358,032	$—	$192,498	$—	$550,530

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended September 30, 2012
Interest income	$9,903	$2,392	$—	$—	$12,295
Interest expense	—	298	—	—	298

Net interest income	9,903	2,094	—	—	11,997
Other income	1,774	—	—	—	1,774
Operating expenses	994	—	—	1,009	2,003

Net income (loss)	$10,683	$2,094	$—	$(1,009)	$11,768

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Nine Months Ended September 30, 2012
Interest income	$16,419	$2,392	$—	$—	$18,811
Interest expense	—	298	—	—	298

Net interest income	16,419	2,094	—	—	18,513
Other income	6,513	—	—	—	6,513
Operating expenses	2,141	—	—	1,955	4,096

Net income (loss)	$20,791	$2,094	$—	$(1,955)	$20,930

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791